Commitments and Contingencies (Schedule of Operating Commitments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Bandwidth leasing [Member]
Operating Commitments [Line Items]
2017	$ 4,662
2018	245
2019 and thereafter	21
Total minimum payments required	4,928
Office rental [Member]
Operating Commitments [Line Items]
2017	3,858
2018	2,898
2019 and thereafter	2,626
Total minimum payments required	9,382
Fees for operating rights of licensed games in development [Member]
Operating Commitments [Line Items]
2017	1,271
2018	348
2019 and thereafter	0
Total minimum payments required	1,619
Others [Member]
Operating Commitments [Line Items]
2017	211
2018	0
2019 and thereafter	0
Total minimum payments required	$ 211